Plant, property and equipment, net - Schedule of Plant Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 369,377,234	$ 362,290,171
Accumulated depreciation and depletion	(47,958,935)	(34,229,730)
Total	321,418,299	328,060,441
Land [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	2,000,900	2,000,900
Building and Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	18,940,451	18,212,581
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	70,968,617	58,826,588
Salt Reserves [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	275,286,068	275,302,068
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,181,198	$ 7,948,034